Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	Property and equipment

	Computer equipment	Furniture and equipment	Laboratory equipment	Leasehold improvements	Total
Cost
Balance at December 31, 2015	$51,795	$7,364	$32,665	$14,735	$106,559
Additions	9,803	-	210,864	10,937	231,604
Balance at December 31, 2016	61,598	7,364	243,529	25,672	338,163
Additions	89,557	68,694	2,200	11,285	171,736
Balance at December 31, 2017	151,155	76,058	245,729	36,957	509,899

Accumulated depreciation
Balance at December 31, 2015	3,163	438	1,578	819	5,998
Depreciation	10,695	1,052	28,205	3,179	43,131
Balance at December 31, 2016	13,858	1,490	29,783	3,998	49,129
Depreciation	28,944	10,355	45,092	5,222	89,613
Balance at December 31, 2017	42,802	11,845	74,875	9,220	138,742

Net book value as at:
December 31, 2016	$47,740	$5,874	$213,746	$21,674	$289,034
December 31, 2017	$108,353	$64,213	$170,854	$27,737	$371,157